T. ROWE PRICE Dynamic Global Bond Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 7,210,000 8,008
Total Albania (Cost
$7,646
)
8,008
AUSTRALIA 1.5%
Government Bonds 1.5%
Commonwealth of Australia, Series 169, 4.75%, 6/21/54  85,700,000 59,403
Total Australia (Cost
$51,502
)
59,403
AUSTRIA 0.8%
Government Bonds 0.8%
Republic of Austria, 0.85%, 6/30/2120 (1) 58,359,000 29,692
Total Austria (Cost
$26,020
)
29,692
BRAZIL 0.7%
Corporate Bonds 0.7%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1)(2) 17,530,000 13,536
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 13,283
26,819
Government Bonds 0.0%
Republic of Brazil, 4.25%, 1/7/25 (USD)  1,765,000 1,749
1,749
Total Brazil (Cost
$34,135
)
28,568
CANADA 1.0%
Corporate Bonds 1.0%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (1) 1,611,000 1,607
Rogers Communications, 2.95%, 3/15/25 (USD)  8,656,000 8,434
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1) 13,200,000 12,581
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 15,960
Total Canada (Cost
$37,814
)
38,582

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 1.8%
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 68,415,000,000 70,971
Total Chile (Cost
$83,995
)
70,971
CHINA 0.3%
Corporate Bonds 0.3%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (4)(5) 11,400,000 892
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (4)(5) 10,055,000 855
Country Garden Holdings, 3.125%, 10/22/25 (USD) (4)(5) 10,570,000 675
Country Garden Holdings, 3.30%, 1/12/31 (USD) (4)(5) 8,854,000 615
Country Garden Holdings, 5.40%, 5/27/25 (USD) (4)(5) 2,135,000 146
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (4)(5) 15,890,000 377
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (4)(5) 8,854,000 197
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (4)(5) 2,800,000 70
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 13,051,000 310
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 5,141
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (4)(5) 17,195,000 688
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (4)(5) 2,220,000 87
Times China Holdings, 6.20%, 3/22/26 (USD) (4)(5) 3,220,000 101
Times China Holdings, 6.75%, 7/8/25 (USD) (4)(5) 12,750,000 331
Total China (Cost
$78,052
)
10,485
COLOMBIA 1.0%
Government Bonds 0.9%
Republic of Colombia, Series B, 13.25%, 2/9/33  111,060,800,000 33,827
33,827
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (USD) (4)(6) † 318
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $3,416 (USD) (4)(6) † 4,567
4,885
Total Colombia (Cost
$28,328
)
38,712

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 6.466%, 1/9/26 (USD) (1)(3) 8,323,000 8,352
Total Denmark (Cost
$8,303
)
8,352
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,290
Total Dominican Republic (Cost
$4,830
)
5,290
FRANCE 1.0%
Corporate Bonds 1.0%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 953
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 6,906
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(3) 14,255,000 14,463
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(3) 10,160,000 10,066
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(3) 7,355,000 7,393
Total France (Cost
$42,207
)
39,781
GERMANY 7.2%
Corporate Bonds 4.2%
BMW Finance, FRN, 3M EURIBOR + 0.20%, 4.128%, 7/11/25 (2) 6,200,000 6,693
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,455
Commerzbank, 1.75%, 1/22/25 (GBP)  800,000 979
Deutsche Bank, 2.625%, 12/16/24 (GBP)  6,700,000 8,277
KfW, 1.125%, 7/4/25 (GBP)  10,094,000 12,180
KfW, 1.375%, 12/9/24 (GBP)  50,619,000 62,289
KfW, 2.00%, 5/2/25 (USD)  38,874,000 37,605
Mercedes-Benz International Finance, 1.625%, 11/11/24 (GBP)  4,500,000 5,558
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 4,658
Volkswagen Financial Services, 1.875%, 12/3/24 (GBP)  2,600,000 3,207
Volkswagen Group of America Finance, 5.80%, 9/12/25
(USD) (1) 8,326,000 8,363
ZF North America Capital, 4.75%, 4/29/25 (USD) (1) 7,682,000 7,567
165,831

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  109,342,682 116,283
116,283
Total Germany (Cost
$280,552
)
282,114
HUNGARY 1.7%
Government Bonds 1.7%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  3,060,000 3,494
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  22,085,120,000 52,983
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  4,045,270,000 7,834
Total Hungary (Cost
$49,468
)
64,311
INDIA 0.7%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,420
14,420
Government Bonds 0.4%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,664
14,664
Total India (Cost
$35,090
)
29,084
INDONESIA 1.0%
Government Bonds 1.0%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  579,300,000,000 37,296
Total Indonesia (Cost
$38,186
)
37,296
IRELAND 1.4%
Corporate Bonds 1.4%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 11,778
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 12,881
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,492
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (1) 8,048,000 7,822
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (1) 4,875,000 4,844
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 9,904
Total Ireland (Cost
$57,033
)
54,721

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 2.3%
Corporate Bonds 0.4%
Enel Finance International, 7.75%, 10/14/52 (USD) (1)(2) 5,200,000 6,305
UniCredit, VR, 1.25%, 6/25/25 (3) 7,770,000 8,325
14,630
Government Bonds 1.9%
Republic of Italy, 2.375%, 10/17/24 (USD)  75,366,000 74,011
74,011
Total Italy (Cost
$87,103
)
88,641
IVORY COAST 0.6%
Government Bonds 0.6%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  9,700,000 9,691
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 6,970,000 6,928
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (1) 7,460,000 7,500
Total Ivory Coast (Cost
$22,943
)
24,119
JAPAN 0.6%
Corporate Bonds 0.6%
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (USD) (3) 7,960,000 7,837
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (USD) (3) 8,343,000 8,345
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 8,466
Total Japan (Cost
$24,188
)
24,648
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 5,932,000 5,674
Total Luxembourg (Cost
$5,872
)
5,674
MALAYSIA 2.1%
Government Bonds 2.1%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  232,747,000 51,325
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 15,683
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 15,933
Total Malaysia (Cost
$82,070
)
82,941

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 5.6%
Corporate Bonds 1.7%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  73,650,000 65,866
65,866
Government Bonds 3.9%
United Mexican States, Series M, 5.75%, 3/5/26  1,622,900,000 90,361
United Mexican States, Series M, 7.50%, 6/3/27  250,000,000 14,226
United Mexican States, Series M, 8.50%, 5/31/29  798,062,000 46,485
151,072
Total Mexico (Cost
$195,048
)
216,938
NETHERLANDS 0.4%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date: 4/1/19,
Cost $234 (4)(6) 597,196 245
245
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $1,306, 2.50%, 4/1/24, (2.50% PIK) (4)(6)(7) 2,557,406 1,048
1,048
Corporate Bonds 0.4%
LeasePlan, VR, 7.375% (3)(8) 13,208,000 14,251
14,251
Total Netherlands (Cost
$16,057
)
15,544
NEW ZEALAND 3.3%
Government Bonds 3.3%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  270,969,000 110,173
Government of New Zealand, Series 0554, 5.00%, 5/15/54  32,832,000 19,832
Total New Zealand (Cost
$161,919
)
130,005
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 28,245
Total Philippines (Cost
$37,112
)
28,245

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.7%
Government Bonds 0.7%
Portuguese Republic, 5.125%, 10/15/24 (USD)  25,625,000 25,536
Total Portugal (Cost
$25,556
)
25,536
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD) (2) 8,240,000 6,919
Total Qatar (Cost
$8,286
)
6,919
SERBIA 2.1%
Government Bonds 2.1%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 54,314
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 28,031
Total Serbia (Cost
$90,386
)
82,345
SOUTH AFRICA 0.7%
Government Bonds 0.7%
Republic of South Africa, Series 2048, 8.75%, 2/28/48  730,601,000 26,767
Total South Africa (Cost
$31,424
)
26,767
SPAIN 0.2%
Corporate Bonds 0.2%
Banco Santander, 3.496%, 3/24/25 (USD)  8,000,000 7,839
Total Spain (Cost
$7,790
)
7,839
SUPRANATIONAL 3.0%
Corporate Bonds 3.0%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  825,400,000 9,690
European Investment Bank, 1.625%, 3/14/25 (USD)  30,900,000 29,898
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  58,636,000 55,965
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 10,004

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
International Finance, 6.30%, 11/25/24 (INR)  817,550,000 9,747
Total Supranational (Cost
$115,308
)
115,304
SWITZERLAND 1.0%
Corporate Bonds 1.0%
Credit Suisse, 1.125%, 12/15/25 (GBP)  4,339,000 5,120
UBS Group, 2.75%, 8/8/25 (GBP)  7,000,000 8,543
UBS Group, 3.75%, 3/26/25 (USD)  1,830,000 1,795
UBS Group, 4.55%, 4/17/26 (USD)  5,235,000 5,148
UBS Group, VR, 1.305%, 2/2/27 (USD) (1)(3) 5,590,000 5,137
UBS Group, VR, 2.193%, 6/5/26 (USD) (1)(3) 2,920,000 2,794
UBS Group, VR, 5.699%, 2/8/35 (USD) (1)(3) 8,875,000 8,882
Total Switzerland (Cost
$36,558
)
37,419
THAILAND 3.4%
Government Bonds 3.4%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 26,436
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 10,172
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  3,620,785,190 94,305
Total Thailand (Cost
$149,026
)
130,913
TÜRKIYE 0.2%
Government Bonds 0.2%
Republic of Turkiye, 7.625%, 5/15/34 (USD)  6,360,000 6,393
Total Türkiye (Cost
$6,252
)
6,393
UNITED KINGDOM 7.8%
Corporate Bonds 2.1%
Barclays, 3.00%, 5/8/26  600,000 723
Barclays, VR, 1.375%, 1/24/26 (EUR) (3) 6,282,000 6,638
Barclays, VR, 5.304%, 8/9/26 (USD) (3) 8,490,000 8,444
Barclays, VR, 6.125% (USD) (3)(8) 8,109,000 7,815
Lloyds Bank, 7.625%, 4/22/25  4,245,000 5,452
Lloyds Banking Group, 4.45%, 5/8/25 (USD)  8,537,000 8,438
Lloyds Banking Group, VR, 2.438%, 2/5/26 (USD) (3) 8,745,000 8,498
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (3) 7,735,000 7,780
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,203
Motion Bondco, 6.625%, 11/15/27 (USD) (1)(2) 2,200,000 2,125
NatWest Group, VR, 1.75%, 3/2/26 (EUR) (3) 4,460,000 4,716

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,662
Reynolds American, 4.45%, 6/12/25 (USD)  8,470,000 8,359
Standard Chartered, VR, 6.097%, 1/11/35 (USD) (1)(2)(3) 8,050,000 8,231
81,084
Government Bonds 5.7%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/26  178,298,169 223,969
223,969
Total United Kingdom (Cost
$296,418
)
305,053
UNITED STATES 32.6%
Asset-Backed Securities 2.5%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,720
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  2,884,701 2,882
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 5,462,446 5,447
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  1,759,812 1,748
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,323,263 2,281
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,777,925 4,495
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 16,541
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,912,000 18,965
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  3,171,850 3,171
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 10,665,124 10,559
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,426,313 3,987
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  5,083,009 5,077
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  5,602,127 5,599
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 914,343 915
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 5,067,752 5,039
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
C, 5.916%, 8/16/32 (1) 806,584 805

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 1,900,664 1,900
96,131
Bank Loans 1.4% (9)
AppLovin, FRN, 1M TSFR + 2.50%, 7.83%, 8/16/30  12,410,000 12,394
AppLovin, FRN, 1M TSFR + 3.00%, 8/16/30 (10) 3,253,135 3,249
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 3.00%,
8.441%, 8/21/28  4,537,645 4,531
Diamond Sports Group, 5.00%, 12/2/24 (5.00% PIK) (7) 2,271,063 3,699
IRB Holding, FRN, 1M TSFR + 2.75%, 8.177%, 12/15/27  4,585,809 4,585
Nascar Holdings, FRN, 1M TSFR + 2.50%, 7.945%, 10/19/26  454,139 456
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.423%, 4/11/29  24,317,243 22,388
RealPage, FRN, 1M TSFR + 3.00%, 8.445%, 4/24/28  2,647,125 2,574
53,876
Corporate Bonds 15.7%
AbbVie, 3.80%, 3/15/25  8,490,000 8,370
Ally Financial, 5.125%, 9/30/24  6,960,000 6,926
American Electric Power, 5.699%, 8/15/25  8,363,000 8,368
American Express, VR, 5.098%, 2/16/28 (3) 12,505,000 12,418
Bank of America, VR, 0.976%, 4/22/25 (3) 8,050,000 8,019
Bank of America, VR, 0.981%, 9/25/25 (3) 8,238,000 8,050
Bank of America, VR, 3.841%, 4/25/25 (3) 8,049,000 8,035
Boeing, 4.875%, 5/1/25  9,149,000 9,050
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,808
Capital One Financial, 4.25%, 4/30/25  8,612,000 8,499
Capital One Financial, VR, 2.636%, 3/3/26 (3) 8,861,000 8,604
Capital One Financial, VR, 6.312%, 6/8/29 (3) 10,620,000 10,887
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 10,979
Carrier Global, 2.242%, 2/15/25  8,049,000 7,807
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,741
Cedar Fair, 5.50%, 5/1/25 (1) 13,458,000 13,408
Celanese U.S. Holdings, 6.05%, 3/15/25  8,281,000 8,297
Charles Schwab, VR, 5.643%, 5/19/29 (3) 11,000,000 11,156
Charles Schwab, VR, 5.853%, 5/19/34 (3) 8,800,000 8,985
Charter Communications Operating, 4.908%, 7/23/25  8,488,000 8,388
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  8,338,000 8,338
Cinemark USA, 8.75%, 5/1/25 (1) 2,858,000 2,862
Citigroup, 4.40%, 6/10/25  17,339,000 17,110
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 6,190,000 6,430
Constellation Energy Generation, 3.25%, 6/1/25  8,695,000 8,501
DCP Midstream Operating, 5.375%, 7/15/25  5,119,000 5,106
Delta Air Lines, 2.90%, 10/28/24  17,280,000 16,934
Diamond Sports Group, 5.375%, 8/15/26 (1)(4)(5) 34,830,000 958
Energy Transfer, 2.90%, 5/15/25  8,799,000 8,532
Fifth Third Bancorp, 2.375%, 1/28/25  12,165,000 11,863

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,122
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,091
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 4,148,000 4,147
Ford Motor Credit, 2.30%, 2/10/25  8,583,000 8,317
Ford Motor Credit, 5.125%, 6/16/25  10,901,000 10,802
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,308
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,102
GFL Environmental, 4.25%, 6/1/25 (1) 3,416,000 3,356
Goldman Sachs Group, 3.50%, 4/1/25  8,050,000 7,900
HCA, 5.375%, 2/1/25  8,405,000 8,384
Hillenbrand, 5.75%, 6/15/25  2,136,000 2,128
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,300
JPMorgan Chase, VR, 0.824%, 6/1/25 (3) 8,049,000 7,978
Kilroy Realty, 3.45%, 12/15/24  8,612,000 8,454
Morgan Stanley, VR, 1.164%, 10/21/25 (3) 8,048,000 7,833
Morgan Stanley, VR, 3.62%, 4/17/25 (3) 8,051,000 8,020
Morgan Stanley, Series I, VR, 0.864%, 10/21/25 (3) 16,520,000 16,061
Navient, 6.75%, 6/25/25  1,706,000 1,714
NextEra Energy Capital Holdings, 6.051%, 3/1/25  8,047,000 8,063
Occidental Petroleum, 5.875%, 9/1/25  8,322,000 8,353
OneMain Finance, 6.875%, 3/15/25  1,280,000 1,293
Ovintiv, 5.65%, 5/15/25  8,322,000 8,333
PNC Financial Services Group, VR, 5.812%, 6/12/26 (3) 8,404,000 8,410
Rivian Holdings, FRN, 6M TSFR + 6.03%, 11.493%, 10/15/26 (1) 14,775,000 14,886
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,247
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,501
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 7,163
Sprint, 7.625%, 2/15/25  41,325,000 41,842
Sprint, 7.625%, 3/1/26  8,076,000 8,338
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 15,437
Townsquare Media, 6.875%, 2/1/26 (1) 9,850,000 9,604
United Airlines Holdings, 4.875%, 1/15/25  4,526,000 4,481
Venture Global LNG, 8.375%, 6/1/31 (1) 28,855,000 29,685
Vistra, VR, 7.00% (1)(3)(8) 7,285,000 7,212
Walgreens Boots Alliance, 3.80%, 11/18/24  8,527,000 8,385
Warnermedia Holdings, 3.638%, 3/15/25  8,572,000 8,403
Western Midstream Operating, 3.10%, 2/1/25  8,652,000 8,457
Williams, 4.00%, 9/15/25  8,051,000 7,910
613,449
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,538,216 2,623
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  167,584 166
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 868

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,024
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 906
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 765
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 1,014
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 1,028
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,167
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,206
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,221
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,221
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,280,000 9,723
22,932
Non-U.S. Government Mortgage-Backed Securities 1.9%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 7,298
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,941
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,856
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1,
CMO, ARM, 4.272%, 11/25/61 (1) 3,929,131 3,881
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.196%, 7.521%, 4/15/34 (1) 5,535,000 5,514
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 2,080
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.07%, 5/25/42 (1) 4,678,353 4,801
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M TSFR + 1.579%, 6.905%, 7/15/36 (1) 6,366,430 5,880
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.62%, 2/25/42 (1) 6,991,060 7,007
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 720,161 700
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1) 1,794,458 1,726
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 12,572,125 11,198

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 15,336,910 13,804
75,686
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 10.5%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  219,938,484 214,406
U.S. Treasury Notes, 4.25%, 5/31/25  195,000,000 193,385
407,791
Total United States (Cost
$1,273,862
)
1,269,865
SHORT-TERM INVESTMENTS 11.8%
Money Market Funds 11.8%
T. Rowe Price Government Reserve Fund, 5.39% (12)(13) 458,534,690 458,535
Total Short-Term Investments (Cost $458,535) 458,535
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (12)(13) 8,093,552 8,093
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 8,093
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (12)(13) 22,831,898 22,832
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 22,832
Total Securities Lending Collateral (Cost $30,925) 30,925
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.9%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 4/26/24 @
$110.50 (4) 3,517 389,673 1,978

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 4/26/24 @
$111.00 (4) 3,493 387,013 2,784
Total Exchange-Traded Options Purchased (Cost $5,816) 4,762
OTC Options Purchased 0.8%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY,
Call, 9/5/24 @
JPY156.00 (4) 1 197,150 978
Bank of America
USD / JPY,
Call, 9/30/24 @
JPY156.00 (4) 1 156,480 887
Bank of America
USD / MXN,
Call, 4/4/24 @
MXN17.39 (4) 1 195,035 11
Barclays Bank
S&P 500 Index,
Put, 12/20/24 @
$4,700.00 (4) 1,142 600,047 9,364
Citibank
5 Year Interest Rate
Swap, 12/10/30
Receive Fixed
2.25% Annually,
Pay Variable
5.34% (SOFR)
Annually, 12/8/25 @
2.25%* (4) 1 397,120 1,963
Citibank
EUR / CHF, Put,
5/31/24 @ CHF0.93
(EUR) (4) 1 180,650 80
Citibank
EUR / CHF, Put,
9/3/24 @ CHF0.92
(EUR) (4) 1 180,431 442
Citibank
USD / AUD,
Call, 8/8/24 @
AUD0.62 (4) 1 156,564 608
Citibank
USD / EUR,
Call, 9/12/24 @
EUR1.05 (4) 1 211,363 1,002

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest
Rate Swap,
4/12/34 Pay Fixed
4.75% Annually,
Receive Variable
5.34% (SOFR)
Annually, 4/10/24 @
4.75%* (4) 1 316,830 —
Goldman Sachs
5 Year Interest Rate
Swap, 12/10/30
Receive Fixed
2.00% Annually,
Pay Variable
5.34% (SOFR)
Annually, 12/8/25 @
2.00%* (4) 1 397,120 1,441
Goldman Sachs
USD / TWD,
Call, 5/22/24 @
TWD32.50 (4) 1 106,920 250
Morgan Stanley
10 Year Interest
Rate Swap,
4/12/34 Pay Fixed
4.50% Annually,
Receive Variable
5.34% (SOFR)
Annually, 4/10/24 @
4.50%* (4) 1 590,610 —
Morgan Stanley
S&P 500 Index,
Put, 12/20/24 @
$4,700.00 (4) 1,142 600,047 9,364
UBS Investment Bank
S&P 500 Index,
Put, 9/20/24 @
$4,600.00 (4) 762 400,381 3,079
Total OTC Options Purchased (Cost $51,920) 29,469
Total Options Purchased (Cost $57,736) 34,231
Total Investments in Securities 101.7%
(Cost $4,083,535) $ 3,960,169
Other Assets Less Liabilities (1.7)% (66,114)
Net Assets 100.0% $ 3,894,055
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$561,951 and represents 14.4% of net assets.
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$6,178 and represents 0.2% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) All or a portion of this loan is unsettled as of March 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
RON New Romanian Leu
RSD Serbian Dinar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.5)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 4/26/24 @
$109.50 7,055 781,672 (1,653)
Total Exchange-Traded Options Written (Premiums $(1,700)) $ (1,653)
OTC Options Written (0.4)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
S&P 500 Index, Put,
12/20/24 @ $5,300.00 381 200,191 (8,003)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,300.00 381 200,191 (8,003)
Total OTC Options Written (Premiums $(19,937)) $ (16,006)
Total Options Written (Premiums $(21,637)) $ (17,659)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.8)%
Credit Default Swaps, Protection Bought (0.9)%
United States (0.9)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 70,237 (9,577) (3,823) (5,754)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 21,474 (3,065) (747) (2,318)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 43,927 (5,989) (2,088) (3,901)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 48,102 (6,865) (1,995) (4,870)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 38,223 (5,455) (1,234) (4,221)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 21,836 (2,977) (1,316) (1,661)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 48,101 (6,865) (1,920) (4,945)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 69,310 9,793 15,653 (5,860)
Total United States 2,530 (33,530)
Total Bilateral Credit Default Swaps, Protection
Bought 2,530 (33,530)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 12,000 1,021 1,103 (82)
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 16,950 1,443 1,111 332
Total Luxembourg 2,214 250
Total Bilateral Credit Default Swaps, Protection Sold 2,214 250
Total Bilateral Swaps 4,744 (33,280)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Bought (0.3)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (920) (1,598) 678
Total Australia 678
Canada (0.1)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 43,520 (4,583) (1,807) (2,776)
Total Canada (2,776)
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 14,200 (422) (314) (108)
Total France (108)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 2,362 5,766 (3,404)
Total South Africa (3,404)
United States (0.2)%
Protection Bought (Relevant Credit: GAP),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 21,620 46 3,682 (3,636)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 17,452 (2,496) (2,191) (305)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 8,363 427 1,506 (1,079)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 235,944 (7,319) (2,863) (4,456)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 11,290 (166) 531 (697)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 18,860 750 2,770 (2,020)
Total United States (12,193)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (17,803)
Credit Default Swaps, Protection Sold 1.1%
United States 1.1%
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 8,610 12 (366) 378
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 10,900 41 (831) 872
Protection Sold (Relevant Credit: Markit
CDX.EM-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 117,740 (2,818) (3,846) 1,028

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 585,920 44,112 16,653 27,459
Total United States 29,737
Total Centrally Cleared Credit Default Swaps,
Protection Sold 29,737
Interest Rate Swaps (0.3)%
Canada (0.0)%
10 Year Interest Rate Swap, Pay Fixed
3.847% Semi-Annually, Receive Variable
5.081% (CORRA) Semi-Annually, 11/9/33 41,158 (788) — (788)
10 Year Interest Rate Swap, Pay Fixed
3.851% Semi-Annually, Receive Variable
5.081% (CORRA) Semi-Annually, 11/9/33 41,157 (798) — (798)
Total Canada (1,586)
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.210% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 1/10/29 239,077 175 — 175
5 Year Interest Rate Swap, Receive Fixed
2.230% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 1/10/29 615,215 531 — 531
5 Year Interest Rate Swap, Receive Fixed
2.244% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 1/9/29 1,246,618 1,196 — 1,196
Total China 1,902
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive Fixed
4.060% Annually, Pay Variable 6.250% (6M
CZK PRIBOR) Semi-Annually, 7/20/28 1,165,100 1,464 — 1,464
5 Year Interest Rate Swap, Receive Fixed
4.120% Annually, Pay Variable 6.260% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 582,550 794 — 794
5 Year Interest Rate Swap, Receive Fixed
4.130% Annually, Pay Variable 6.260% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 582,550 806 — 806
5 Year Interest Rate Swap, Receive Fixed
4.612% Annually, Pay Variable 6.900% (6M
CZK PRIBOR) Semi-Annually, 10/24/28 124,000 155 — 155
Total Czech Republic 3,219

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.8)%
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable 3.912%
(6M EURIBOR) Semi-Annually, 9/11/53 59,868 (7,694) — (7,694)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable 3.855%
(6M EURIBOR) Semi-Annually, 9/29/53 103,797 (18,447) — (18,447)
30 Year Interest Rate Swap, Pay Fixed
3.162% Annually, Receive Variable 4.126%
(6M EURIBOR) Semi-Annually, 10/23/53 18,820 (3,375) — (3,375)
Total Foreign/Europe (29,516)
India (0.0)%
5 Year Interest Rate Swap, Receive Fixed
6.051% Semi-Annually, Pay Variable
7.900% (1 Day INR MIBOR) Semi-Annually,
5/26/28 2,500,000 (316) — (316)
Total India (316)
United Kingdom 0.3%
2 Year Interest Rate Swap, Receive Fixed
4.486% Annually, Pay Variable 5.227%
(GBP SONIA) Annually, 12/15/25 421,389 (1,572) — (1,572)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 5.255%
(GBP SONIA) Annually, 9/27/51 27,725 17,410 (2) 17,412
30 Year Interest Rate Swap, Pay Fixed
3.944% Annually, Receive Variable 5.274%
(GBP SONIA) Annually, 8/8/53 1,993 (91) — (91)
30 Year Interest Rate Swap, Pay Fixed
4.416% Annually, Receive Variable 5.247%
(GBP SONIA) Annually, 10/20/53 2,314 (366) — (366)
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 5.250%
(GBP SONIA) Annually, 10/11/72 14,144 (2,213) 2 (2,215)
Total United Kingdom 13,168
United States 0.1%
10 Year Interest Rate Swap, Pay Fixed
3.576% Annually, Receive Variable 5.357%
(SOFR) Annually, 12/19/33 119,953 3,183 — 3,183
Total United States 3,183
Total Centrally Cleared Interest Rate Swaps (9,946)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.1)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 74,483 (759) — (759)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,849 (835) — (835)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,848 (1,206) 1 (1,207)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 52,830 (871) — (871)
Total Foreign/Europe (3,672)
United States 0.1%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.420% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 39,274 345 — 345
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.423% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 39,273 338 — 338
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.425% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 39,274 330 — 330
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.443% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 42,415 291 — 291
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.450% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/12/33 39,274 245 — 245
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 21,526 202 — 202
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 21,526 194 — 194
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 43,164 210 — 210

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 45,322 203 — 203
Total United States 2,358
Total Centrally Cleared Zero-Coupon Inflation Swaps (1,314)
Total Centrally Cleared Swaps 674
Net payments (receipts) of variation margin to date 137
Variation margin receivable (payable) on centrally cleared swaps $ 811
*
Credit ratings as of March 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(10).

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/5/24 USD 30,630 INR 2,553,712 $ 16
Bank of America 4/12/24 MXN 1,536,147 USD 89,963 2,231
Bank of America 4/12/24 USD 100,829 MXN 1,690,135 (607)
Bank of America 4/12/24 USD 58,541 RON 268,705 226
Bank of America 4/12/24 ZAR 31,964 USD 1,673 12
Bank of America 4/19/24 USD 59,086 AUD 90,037 378
Bank of America 4/19/24 USD 8,574 CZK 200,533 25
Bank of America 4/19/24 USD 99,812 EUR 91,551 958
Bank of America 4/19/24 USD 159,209 MXN 2,725,974 (4,224)
Bank of America 6/7/24 USD 39,168 MYR 185,559 165
Bank of America 6/7/24 USD 76,023 MYR 362,561 (184)
Barclays Bank 5/10/24 CLP 38,254,346 USD 39,746 (750)
Barclays Bank 5/24/24 USD 616,206 GBP 488,901 (1,054)
Barclays Bank 6/7/24 USD 30,018 PHP 1,683,178 83
Barclays Bank 6/14/24 USD 157,972 CNH 1,130,047 1,816
BNP Paribas 4/19/24 EUR 3,288 USD 3,572 (22)
BNP Paribas 4/19/24 MXN 262,716 USD 15,153 598
BNP Paribas 4/19/24 NOK 303,275 USD 29,337 (1,387)
BNP Paribas 6/7/24 USD 91,032 THB 3,249,416 1,451
BNY Mellon 4/19/24 EUR 4,933 USD 5,426 (100)
Canadian Imperial Bank
of Commerce 4/19/24 CAD 26,683 USD 19,911 (206)
Citibank 4/5/24 USD 9,270 INR 772,727 6
Citibank 4/12/24 USD 84,082 RSD 9,028,286 925
Citibank 4/12/24 USD 2,432 RSD 264,591 (5)
Citibank 4/12/24 USD 28,220 ZAR 530,870 223
Citibank 5/10/24 CLP 9,769,909 USD 10,077 (118)
Citibank 3/12/25 EGP 471,925 USD 8,382 480
Citibank 3/18/25 EGP 233,143 USD 4,148 219
Citibank 3/26/25 EGP 441,084 USD 8,199 37
Deutsche Bank 4/5/24 IDR 609,084,684 USD 38,524 (127)
Deutsche Bank 4/5/24 USD 23,473 INR 1,958,723 (8)
Deutsche Bank 4/12/24 USD 31,735 MXN 553,000 (1,454)
Deutsche Bank 4/19/24 EUR 2,473 USD 2,678 (8)
Deutsche Bank 4/19/24 MXN 553,000 USD 31,699 1,455
Deutsche Bank 5/10/24 CLP 19,539,819 USD 20,191 (273)
Deutsche Bank 6/7/24 USD 6,391 MYR 30,336 14
Deutsche Bank 7/5/24 USD 38,421 IDR 609,084,684 150
Goldman Sachs 4/3/24 TWD 2,405,560 USD 75,560 (389)
Goldman Sachs 4/3/24 USD 39,221 TWD 1,200,374 1,710
Goldman Sachs 4/5/24 USD 39,505 IDR 613,916,966 804
Goldman Sachs 4/19/24 MXN 2,020,569 USD 116,375 4,766

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/19/24 NOK 323,410 USD 31,198 $ (1,392)
Goldman Sachs 4/19/24 USD 38,815 JPY 5,653,714 1,346
Goldman Sachs 4/19/24 USD 58,665 NOK 626,685 909
Goldman Sachs 5/10/24 USD 46,152 HUF 16,781,164 303
Goldman Sachs 6/4/24 BRL 198,353 USD 39,361 (63)
Goldman Sachs 6/7/24 USD 41,411 THB 1,472,099 827
Goldman Sachs 7/5/24 USD 76,013 TWD 2,405,560 444
HSBC Bank 4/5/24 INR 1,835,114 USD 21,977 22
HSBC Bank 4/5/24 INR 3,450,048 USD 41,392 (33)
HSBC Bank 4/19/24 EUR 5,621 USD 6,152 (83)
HSBC Bank 7/5/24 USD 41,279 INR 3,450,048 35
HSBC Bank 7/5/24 USD 21,913 INR 1,835,114 (25)
JPMorgan Chase 4/12/24 RSD 332,910 USD 3,058 9
JPMorgan Chase 4/19/24 AUD 174,747 USD 115,971 (2,027)
JPMorgan Chase 4/19/24 CZK 88,651 USD 3,900 (121)
JPMorgan Chase 4/19/24 MXN 75,889 USD 4,392 158
JPMorgan Chase 4/19/24 USD 94,789 AUD 143,265 1,373
JPMorgan Chase 4/19/24 USD 6,002 CAD 8,061 49
JPMorgan Chase 4/19/24 USD 76,342 EUR 69,977 783
JPMorgan Chase 5/17/24 USD 20,142 HUF 7,286,513 242
Morgan Stanley 4/3/24 USD 39,372 TWD 1,205,186 1,711
Morgan Stanley 4/12/24 MXN 722,339 USD 41,406 1,947
Morgan Stanley 4/19/24 JPY 1,758,735 USD 12,053 (397)
Morgan Stanley 4/19/24 MXN 189,043 USD 10,835 499
Morgan Stanley 4/19/24 USD 14,739 EUR 13,630 22
Morgan Stanley 4/19/24 USD 20,260 NZD 32,837 641
Morgan Stanley 6/4/24 BRL 97,391 USD 19,510 (215)
Morgan Stanley 6/4/24 USD 74,386 CLP 73,623,510 (622)
Morgan Stanley 6/7/24 USD 23,370 COP 93,476,926 (530)
RBC Dominion Securities 4/12/24 MXN 91,322 USD 5,324 157
RBC Dominion Securities 4/19/24 AUD 145,650 USD 97,981 (3,010)
RBC Dominion Securities 4/19/24 JPY 1,798,186 USD 12,324 (407)
RBC Dominion Securities 4/19/24 USD 95,828 AUD 145,888 702
Standard Chartered 4/19/24 USD 127,016 NZD 203,485 5,441
State Street 4/12/24 MXN 323,585 USD 18,920 501
State Street 4/19/24 EUR 18,552 USD 20,108 (77)
State Street 4/19/24 JPY 2,065,632 USD 14,317 (627)
State Street 4/19/24 MXN 967,079 USD 55,922 2,058
State Street 4/19/24 NZD 9,682 USD 5,945 (160)
State Street 4/19/24 USD 157,244 MXN 2,725,974 (6,189)
State Street 6/4/24 BRL 95,997 USD 19,230 (210)
State Street 6/4/24 USD 77,175 BRL 391,741 (438)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/5/24 IDR 612,366,360 USD 39,135 $ (532)
UBS Investment Bank 4/5/24 USD 38,520 IDR 607,534,078 222
UBS Investment Bank 4/12/24 RON 268,705 USD 59,092 (777)
UBS Investment Bank 4/19/24 AUD 87,652 USD 58,010 (857)
UBS Investment Bank 4/19/24 EUR 54,115 USD 59,026 (595)
UBS Investment Bank 4/19/24 USD 117,177 EUR 107,772 808
UBS Investment Bank 5/10/24 CLP 9,769,909 USD 10,077 (118)
UBS Investment Bank 5/10/24 USD 10,016 CLP 9,823,470 2
UBS Investment Bank 5/24/24 GBP 191,801 USD 241,479 678
UBS Investment Bank 6/7/24 USD 7,694 COP 30,744,902 (167)
UBS Investment Bank 6/7/24 USD 37,237 PHP 2,084,543 164
UBS Investment Bank 6/7/24 USD 41,364 THB 1,481,964 509
Wells Fargo 4/19/24 MXN 47,177 USD 2,781 47
Wells Fargo 6/7/24 USD 7,710 COP 31,055,457 (230)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 10,539

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,685 Commonwealth of Australia ten year
bond contracts 6/24 128,004 $ (69)
Long, 1,202 Republic of South Korea ten year bond
contracts 6/24 101,410 (296)
Long, 166 U.K. Gilt ten year contracts 6/24 20,939 151
Long, 23,146 U.S. Treasury Notes five year contracts 6/24 2,476,984 3,041
Short, 8,595 U.S. Treasury Notes ten year contracts 6/24 (952,299) (3,302)
Short, 6,860 Ultra U.S. Treasury Bonds contracts 6/24 (884,940) (13,854)
Short, 1,096 Ultra U.S. Treasury Notes ten year
contracts 6/24 (125,612) (584)
Short, 4,673 Three Month SOFR Futures contracts 9/25 (1,120,761) 1,684
Net payments (receipts) of variation margin to date 8,671
Variation margin receivable (payable) on open futures contracts $ (4,558)

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 5,334++
Totals $ —# $ — $ 5,334+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 124,259  ¤  ¤ $ 489,460
Total $ 489,460^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,334 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $489,460.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dynamic Global Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE Dynamic Global Bond Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,431,348 $ — $ 3,431,348
Common Stocks — 245 — 245
Private Investment Company
2
— — — 4,885
Short-Term Investments 458,535 — — 458,535
Securities Lending Collateral 30,925 — — 30,925
Options Purchased 4,762 29,469 — 34,231
Total Securities 494,222 3,461,062 — 3,960,169
Swaps* — 70,746 — 70,746
Forward Currency Exchange
Contracts — 41,357 — 41,357
Futures Contracts* 4,876 — — 4,876
Total $ 499,098 $ 3,573,165 $ — $ 4,077,148
Liabilities
Options Written $ 1,653 $ 16,006 $ — $ 17,659
Swaps* — 98,609 — 98,609
Forward Currency Exchange
Contracts — 30,818 — 30,818
Futures Contracts* 18,105 — — 18,105
Total $ 19,758 $ 145,433 $ — $ 165,191
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F35-054Q1 03/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.